Loans (Average Recorded Investments in Impaired Loans and Related Amount of Interest Recognized) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment		$ 10,435	$ 12,802
Impaired Financing Receivable, Interest Income, Accrual Method		362	621
Impaired financing receivable average recorded investment, guaranteed by Small Business Administration		416	1,200
Small Business Administration Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment	[1]	1,887	3,028
Impaired Financing Receivable, Interest Income, Accrual Method	[1]	90	256
Small Business Administration, 504 Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment		2,488	3,042
Impaired Financing Receivable, Interest Income, Accrual Method		106	109
Commercial Other Receivable [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment		960	323
Impaired Financing Receivable, Interest Income, Accrual Method		102	2
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment		5,100	6,336
Impaired Financing Receivable, Interest Income, Accrual Method		$ 64	231
Commercial Real Estate Construction Financing Receivable [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment			73
Impaired Financing Receivable, Interest Income, Accrual Method			$ 23

[1]	Balances are reduced by the average amount guaranteed by the SBA of $416 thousand and $1.2 million for years ended December 31, 2015 and 2014, respectively.